Commitments and Contingencies - Schedule of Minimum Lease Payments (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 54,201	$ 80,806
2021	35,236	54,201
2022	35,371	35,236
2023	35,508	35,371
2024	35,231	35,508
Thereafter	448,546	483,777
Operating leases future minimum lease payments	$ 694,765	$ 724,899